As Filed with the Securities and Exchange Commission on March 1, 2010

File No. 33-68666

Investment Company Act File No. 811-8004

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE

SECURITIES ACT OF 1933

☐	Pre-Effective Amendment No. __

☒	Post-Effective Amendment No. 109

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☒	Amendment No. 111

ASTON FUNDS

FORMERLY KNOWN AS ABN AMRO FUNDS

(Exact Name of Registrant as Specified in Charter)

120 NORTH LASALLE STREET

CHICAGO, ILLINOIS 60602

(Address of Principal Executive Offices, Zip Code)

Registrant’s Telephone Number, including Area Code (312) 268-1400

KENNETH C. ANDERSON, PRESIDENT

ASTON FUNDS

120 NORTH LASALLE STREET

CHICAGO, ILLINOIS 60602

(Name and Address of Agent for Service)

Copy to:

CATHY G. O’KELLY

VEDDER PRICE P.C.

222 NORTH LASALLE STREET

CHICAGO, ILLINOIS 60601

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b); or

☐	On ____________ pursuant to paragraph (b); or

☒	60 days after filing pursuant to paragraph (a)(1); or

☐	On March 1, 2010 pursuant to paragraph (a)(1); or

☐	75 days after filing pursuant to paragraph (a)(2); or

☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Aston Funds

The purpose of this post-effective amendment filing is solely for the purpose of requesting and adding class identifiers for a new class of shares of each of the following series of Aston Funds:

Aston/M.D. Sass Enhanced Equity Fund – Class I Shares

Aston/Lake Partners LASSO Alternatives Fund – Class N Shares

Aston/Barings International Fund – Class N Shares

PART A: INFORMATION REQUIRED IN THE PROSPECTUS

The Prospectus for the Aston Funds is incorporated herein by reference to Post-Effective Amendment No. 108 to the Registrant’s Registration Statement on Form N-1A as filed with the Commission on February 26, 2010 (Accession #             0001193125-10-043094).

PART B: INFORMATION REQUIRED IN THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Aston Funds is incorporated herein by reference to Post-Effective Amendment No. 108 to the Registrant’s Registration Statement on Form N-1A as filed with the Commission on February 26, 2010

(Accession # 0001193125-10-043094)

PART C: OTHER INFORMATION

ITEM 28.	EXHIBITS.

(a)	(1)	Trust Instrument dated September 10, 1993 is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement as filed on April 16, 1996.

	(2)	State of Delaware Certificate of Amendment to Certificate of Trust dated February 25, 1998 is incorporated herein by reference to Exhibit (a)(2) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

	(3)	State of Delaware Certificate of Amendment to Certificate of Trust dated September 10, 2001 is incorporated herein by reference to Exhibit (a)(3) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

	(4)	State of Delaware Certificate of Amendment to Certificate of Trust dated November 29, 2006 is incorporated herein by reference to Exhibit (a)(4) to Post-Effective Amendment No. 74 to the Registration Statement as filed on November 30, 2006.

(b)	(1)	By-Laws are incorporated herein by reference to Exhibit No. 2 of Post-Effective Amendment No. 7 to the Registration Statement filed on February 22, 1996.

	(2)	Amendment to By-Laws dated March 18, 1999 is incorporated herein by reference to Exhibit (b)(2) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

	(3)	Amendment to By-Laws dated December 18, 2003 is incorporated herein by reference to Exhibit (b)(3) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

(c)	Not applicable.

(d)	(1)	Investment Advisory Agreement dated November 30, 2006 between the Trust and Aston Asset Management LLC is incorporated herein by reference to Exhibit (d)(1) to Post-Effective Amendment No. 74 to the Registration Statement as filed on November 30, 2006.

	(2)	Revised Schedules A and B to the Investment Advisory Agreement between the Trust and Aston Asset Management LLC is incorporated herein by reference to Exhibit (d)(2) to Post-Effective Amendment No. 108 to the Registration Statement as filed on February 26, 2010.

	(3)	Sub-Investment Advisory Agreement dated October 17, 2007 between Aston Asset Management LLC and ABN AMRO Asset Management, Inc. (currently known as Fortis Investment Management USA, Inc.) is incorporated herein by reference to Exhibit (d)(5) to Post-Effective Amendment No. 102 to the Registration Statement as filed on February 27, 2009.

	(4)	Sub-Investment Advisory Agreement dated October 17, 2007 between Aston Asset Management LLC and Montag & Caldwell, Inc. is incorporated herein by reference to Exhibit (d)(7) to Post-Effective Amendment No. 96 to the Registration Statement as filed on February 28, 2008.

(5)	Revised Schedule A to the Sub-Investment Advisory Agreement dated December 20, 2007 between Aston Asset Management LLC and Montag & Caldwell, Inc. is incorporated herein by reference to Exhibit (d)(4) to Post-Effective Amendment No. 96 to the Registration Statement as filed on February 28, 2008.

(6)	Sub-Investment Advisory Agreement dated June 30, 2007 between Aston Asset Management LLC and Tasho Investment, LLC (to be renamed TAMRO Capital Partners, LLC) is incorporated herein by reference to Exhibit (d)(8) to Post-Effective Amendment No. 96 to the Registration Statement as filed on February 28, 2008.

(7)	Amendment to Sub-Investment Advisory Agreement dated June 30, 2007 between Aston Asset Management LLC and TAMRO Capital Partners, LLC (formerly known as Tasho Investment, LLC) is incorporated herein by reference to Exhibit (d)(7) to Post-Effective Amendment No. 106 to the Registration Statement as filed on December 30, 2009.

(8)	Amendment to Sub-Investment Advisory Agreement dated December 18, 2009 between Aston Asset Management LLC and TAMRO Capital Partners, LLC (formerly known as Tasho Investment, LLC) is incorporated herein by reference to Exhibit (d)(8) to Post-Effective Amendment No. 108 to the Registration Statement as filed on February 26, 2010.

(9)	Sub-Investment Advisory Agreement dated October 17, 2007 between Aston Asset Management LLC and Veredus Asset Management LLC is incorporated herein by reference to Exhibit (d)(11) to Post-Effective Amendment No. 102 to the Registration Statement as filed on February 27, 2009.

(10)	Sub-Investment Advisory Agreement dated October 17, 2007 between Aston Asset Management LLC and River Road Asset Management, LLC is incorporated herein by reference to Exhibit (d)(12) to Post-Effective Amendment No. 102 to the Registration Statement as filed on February 27, 2009.

(11)	Sub-Investment Advisory Agreement dated October 17, 2007 between Aston Asset Management LLC and River Road Asset Management, LLC is incorporated herein by reference to Exhibit (d)(13) to Post-Effective Amendment No. 102 to the Registration Statement as filed on February 27, 2009.

(12)	Sub-Investment Advisory Agreement dated November 30, 2006 between Aston Asset Management LLC and MFS Institutional Advisors Inc. is incorporated herein by reference to Exhibit (d)(7) to Post-Effective Amendment No. 74 to the Registration Statement as filed on November 30, 2006.

(13)	Revised Schedule B dated March 1, 2007 to the Sub-Investment Advisory Agreement between Aston Asset Management LLC and MFS Institutional Advisors Inc. is incorporated herein by reference to Exhibit (d)(20) to Post-Effective Amendment no. 81 to the Registration Statement as filed May 9, 2007.

(14)	Sub-Investment Advisory Agreement dated November 30, 2006 between Aston Asset Management LLC and Optimum Investment Advisors LP is incorporated herein by reference to Exhibit (d)(8) to Post-Effective Amendment No. 74 to the Registration Statement as filed November 30, 2006.

(15)	Revised Schedule B to the Sub-Investment Advisory Agreement between Aston Asset Management LLC and Optimum Investment Advisors, LLC is incorporated herein by reference to Exhibit (d)(16) to Post-Effective Amendment No. 100 to the Registration Statement as filed on December 30, 2008.

(16)	Sub-Investment Advisory Agreement dated December 3, 2008 between Aston Asset Management LLC and Taplin, Canida, and Habacht, LLC is incorporated herein by reference to Exhibit (d)(18) to Post-Effective Amendment No. 102 to the Registration Statement as filed on February 27, 2009.

(17)	Sub-Investment Advisory Agreement dated July 20, 2007 between Aston Asset Management LLC and Neptune Investment Management Limited is incorporated herein by reference to Exhibit (d)(25) to Post-Effective Amendment No. 84 to the Registration Statement as filed on July 31, 2007.

(18)	Sub-Investment Advisory Agreement dated September 7, 2007 between Aston Asset Management LLC and Cardinal Capital Management L.L.C. is incorporated herein by reference to Exhibit (d)(20) to Post-Effective Amendment No. 96 as filed on February 28, 2008.

(19)	Sub-Investment Advisory Agreement dated November 1, 2007 between Aston Asset Management LLC and Baring International Investment Limited is incorporated herein by reference to Exhibit (d)(23) to Post-Effective Amendment No. 96 as filed on February 28, 2008.

(20)	Sub-Investment Advisory Agreement between Aston Asset Management LLC and New Century Capital Management, LLC is incorporated herein by reference to Exhibit (d) (24) to Post-Effective Amendment No. 99 to the Registration Statement as filed on June 13, 2008.

(21)	Sub-Investment Advisory Agreement dated January 7, 2008 between Aston Asset Management LLC and Smart Portfolios, LLC is incorporated herein by reference to Exhibit (d)(25) to Post-Effective Amendment No. 96 to the Registration Statement as filed on February 28, 2008.

(22)	Sub-Investment Advisory Agreement dated June 1, 2009 between Aston Asset Management LLC and M.D. Sass Investors Services, Inc. is incorporated herein by reference to Exhibit (d)(21) to Post-Effective Amendment No. 106 to the Registration Statement as filed on December 30, 2009.

(23)	Sub-Investment Advisory Agreement dated March 30, 2009 between Aston Asset Management and Lake Partners, Inc. is incorporated herein by reference to Exhibit (d)(22) to Post-Effective Amendment No. 106 to the Registration Statement as filed on December 30, 2009.

(24)	Amendment to Sub-Investment Advisory Agreement dated March 30, 2009 between Aston Asset Management and Lake Partners, Inc. is incorporated herein by reference to Exhibit (d)(24) to Post-Effective Amendment No. 108 to the Registration Statement as filed on February 26, 2010.

	(25)	Sub-Investment Advisory Agreement dated December 21, 2009 between Aston Asset Management LLC and Fasciano Associates, LLC is incorporated herein by reference to Exhibit (d)(24) to Post-Effective Amendment No. 106 to the Registration Statement as filed on December 30, 2009.

	(26)	Sub-Investment Advisory Agreement between Aston Asset Management LLC and Atlanta Life Investment Advisors, LLC is to be filed by amendment.

(e)	(1)	Distribution Agreement between ABN AMRO Funds (currently known as Aston Funds) and ABN AMRO Distribution Services (USA), Inc. is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

	(2)	Amended Schedule A to the Distribution Agreement between ABN AMRO Funds (currently known as Aston Funds) and ABN AMRO Distribution Services (USA), Inc. is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

	(3)	Amendment No. 1 to Distribution Services Agreement is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

	(4)	Amendment No. 2 to Distribution Services Agreement is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

	(5)	Amendment No. 3 to Distribution Services Agreement is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

	(6)	Form of Revised Schedule A to the Distribution Agreement is incorporated herein by reference to Exhibit (e)(6) to Post-Effective Amendment No. 108 to the Registration Statement as filed on February 26, 2010.

	(7)	ABN AMRO Assignment Agreement is incorporated herein by reference to Exhibit (e)(9) of Post-Effective Amendment No. 74 to the Registration Statement filed on November 30, 2006.

	(8)	Form of Selling/Services Agreement for Aston Funds is incorporated herein by reference to Exhibit (e)(8) to Post-Effective Amendment No. 108 to the Registration Statement as filed on February 26, 2010.

	(9)	Mutual Fund Service Agent Agreement for Wrap Processing is incorporated herein by reference to Exhibit (e)(13) to Post-Effective Amendment No. 84 to the Registration Statement as filed on July 31, 2007.

(f)	Not applicable.

(g)	(1)	Custodian Services Agreement dated May 5, 2003 by and between PFPC Trust Company and ABN AMRO Funds (currently known as Aston Funds) is incorporated herein by reference to Exhibit (g)(9) of Post-Effective Amendment No. 49 as filed on June 30, 2003.

	(2)	Amendment to the Custodian Services Agreement is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 58 to the Registration Statement as filed on June 23, 2005.

	(3)	Form of Revised Exhibit A to the Custodian Services Agreement is incorporated herein by reference to Exhibit (g)(3) to Post-Effective Amendment No. 108 to the Registration Statement as filed on February 26, 2010.

	(4)	Russian Addendum to the Custodian Services Agreement for Aston/Barings International Fund is incorporated herein by reference to Exhibit (g)(4) to Post-Effective Amendment No. 102 to the Registration Statement as filed on February 27, 2009.

	(5)	Russian Addendum to the Custodian Services Agreement for Aston/Neptune International Fund is incorporated herein by reference to Exhibit (g)(5) to Post-Effective Amendment No. 102 to the Registration Statement as filed on February 27, 2009.

	(6)	Amendment to the Custodian Services Agreement dated December 18, 2009 is incorporated herein by reference to Exhibit (g)(6) to Post-Effective Amendment No. 108 to the Registration Statement as filed on February 26, 2010.

(h)	(1)	Transfer Agency Services Agreement between Alleghany Funds (currently known as Aston Funds) and PFPC, Inc. (currently known as PNC Global Investment Servicing (U.S.) Inc.), dated April 1, 2000, is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

	(2)	Amendment No. 1 to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

	(3)	Amendment No. 2 to the Transfer Agency Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement as filed on March 1, 2001.

	(4)	Amendment No. 3 to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

	(5)	Amendment No. 4 to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(5) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

	(6)	Amendment No. 5 to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(6) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

(7)	Amendment No. 6 to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(7) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

(8)	Compliance Support Services Amendment to Transfer Agency Services Agreement is incorporated herein by reference as Exhibit (h)(9) of Post-Effective Amendment No. 55 to the Registration Statement as filed on December 29, 2004.

(9)	Anti-Money Laundering and Privacy Amendment to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(9) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

(10)	Customer Identification Services Amendment to Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(10) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

(11)	Amendment to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(12) to Post-Effective Amendment No. 58 to the Registration Statement as filed on June 23, 2005.

(12)	Section 312 Foreign Financial Institution Amendment to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(15) of Post-Effective Amendment No. 76 to the Registration Statement as filed on December 22, 2006.

(13)	Form of Revised Exhibit A to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(13) to Post-Effective Amendment No. 108 to the Registration Statement as filed on February 26, 2010.

(14)	Amendment to the Transfer Agency Services Agreement dated December 18, 2009 is incorporated herein by reference to Exhibit (h)(14) to Post-Effective Amendment No. 108 to the Registration Statement as filed on February 26, 2010.

(15)	Amendment to Transfer Agency Agreement Regarding Red Flag Services is incorporated herein by reference to Exhibit (h)(15) to Post-Effective Amendment No. 106 to the Registration Statement as filed on December 30, 2009.

(16)	Administration Agreement between Alleghany Funds (currently known as Aston Funds) and Alleghany Investment Services, Inc. dated June 7, 1999, is incorporated herein by reference to Exhibit (h) of Post-Effective Amendment No. 17 to the Registration Statement as filed on June 28, 1999.

(17)	Amendment No. 1 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

(18)	Amendment No. 2 to the Administration Agreement is incorporated herein by reference to Exhibit (h) of Post-Effective Amendment No. 24 to the Registration Statement as filed on December 29, 2000.

(19)	Amendment No. 3 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(9) of Post-Effective Amendment No. 36 to the Registration Statement as filed on December 28, 2001.

(20)	Amendment No. 4 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(10) of Post-Effective Amendment No. 36 to the Registration Statement as filed on December 28, 2001.

(21)	Amendment No. 5 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(13) of Post-Effective Amendment No. 47 to the Registration Statement as filed on February 28, 2003.

(22)	Amendment No. 6 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(14) of Post-Effective Amendment No. 47 to the Registration Statement as filed on February 28, 2003.

(23)	Amendment No. 7 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(15) of Post-Effective Amendment No. 47 to the Registration Statement as filed on February 28, 2003.

(24)	Amendment No. 8 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(19) of Post-Effective Amendment No. 50 to the Registration Statement as filed on December 30, 2003.

(25)	Amendment No. 9 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(20) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

(26)	Amendment No. 10 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(24) of Post-Effective Amendment No. 58 to the Registration Statement as filed on June 23, 2005.

(27)	Revised Schedule C to the Administration Agreement is incorporated herein by reference to Exhibit (h)(27) to Post-Effective Amendment No. 108 to the Registration Statement as filed on February 26, 2010.

(28)	Sub-Administration and Accounting Services Agreement between Alleghany Investment Services Inc. and PFPC Inc. (currently known as PNC Global Investment Servicing (U.S.) Inc.), dated April 1, 2000, is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

(29)	Amendment No. 1 to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

(30)	Amendment No. 2 to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement as filed on March 1, 2001.

	(31)	Amendment No. 3 to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(24) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

	(32)	Amendment No. 4 to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(25) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

	(33)	Amendment No. 5 to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(26) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

	(34)	Amendment No. 6 to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(27) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

	(35)	Amendment to Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(29) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

	(36)	Amendment to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(35) of Post-Effective Amendment No. 58 to the Registration Statement as filed on June 23, 2005.

	(37)	Amendment to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(35) to Post-Effective Amendment No. 102 to the Registration Statement as filed on February 27, 2009.

	(38)	Amendment to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(36) to Post-Effective Amendment No. 104 to the Registration Statement as filed on October 5, 2009.

	(39)	Revised Schedule B to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(36) of Post-Effective Amendment No. 97 to the Registration Statement as filed on February 28, 2008.

	(40)	Revised Exhibit A to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(40) to Post-Effective Amendment No. 108 to the Registration Statement as filed on February 26, 2010.

	(41)	Amendment to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(41) to Post-Effective Amendment No. 108 to the Registration Statement as filed on February 26, 2010.

(i)	Opinion of Vedder Price P.C. is incorporated herein by reference to Exhibit (i) to Post-Effective Amendment No. 108 to the Registration Statement as filed on February 26, 2010.

(j)	Consent of Ernst & Young LLP is incorporated herein by reference to Exhibit (j) to Post-Effective Amendment No. 108 to the Registration Statement as filed on February 26, 2010.

(k)	Not applicable.

(l)	Not applicable.

(m)	(1)	Distribution and Services Plan pursuant to Rule 12b-1 is incorporated herein by reference to Exhibit (m)(1) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

	(2)	Amended Schedule A to Distribution and Services Plan pursuant to Rule 12b-1 is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 36 to the Registration Statement as filed on December 28, 2001.

	(3)	Distribution and Services Plan dated June 21, 2001, and amended December 20, 2001 and March 21, 2002, pursuant to Rule 12b-1 is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 43 to the Registration Statement as filed on July 3, 2002.

	(4)	Revised Schedule A to Distribution and Services Plan pursuant to Rule 12b-1 is incorporated herein by reference to Exhibit (m)(4) of Post-Effective Amendment to the Registration Statement No. 105 as filed on December 18, 2009.

	(5)	Distribution and Services Plan dated June 20, 2002, pursuant to Rule 12b-1 is incorporated herein by reference to Exhibit (m)(4) of Post-Effective Amendment No. 43 to the Registration Statement as filed on July 3, 2002.

	(6)	Amended and Restated Distribution and Services Plan pursuant to Rule 12b-1 is incorporated herein by reference to Exhibit (m)(2) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

	(7)	Amended and Restated Distribution and Plan pursuant to Rule 12b-1 is incorporated herein by reference to Exhibit (m)(10) of Post-Effective Amendment No. 45 to the Registration Statement as filed on October 28, 2002.

(n)	(1)	18f-3 plan is incorporated herein by reference to Exhibit (n) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

	(2)	Amended Schedule A to 18f-3 Plan is incorporated herein by reference to Exhibit (n)(2) of Post-Effective Amendment No. 36 to the Registration Statement as filed on December 28, 2001.

	(3)	Amended Schedule A to 18f-3 Plan is incorporated herein by reference to Exhibit (n)(3) of Post-Effective Amendment No. 43 to the Registration Statement as filed on July 3, 2002.

	(4)	Amended Multiple Class Plan Pursuant to Rule 18f-3 is incorporated herein by reference to Exhibit (n)(4) of Post-Effective Amendment No. 43 to the Registration Statement as filed on July 3, 2002.

	(5)	Amended Multiple Class Plan pursuant to Rule 18f-3 is incorporated herein by reference to Exhibit (n)(5) of Post-Effective Amendment No. 45 to the Registration Statement as filed on October 28, 2002.

	(6)	Amended Schedule A to the 18f-3 Plan is incorporated herein by reference to Exhibit (n)(6) to Post-Effective Amendment No. 105 to the Registration Statement as filed on December 18, 2009.

(o)	(1)	Power of Attorney dated December 21, 2006 is incorporated herein by reference to Exhibit (o)(1) to Post-Effective Amendment No. 74 to the Registration Statement as filed on December 22, 2006.

(p)	(1)	Amended Code of Ethics of Todd-Veredus Asset Management LLC is incorporated herein by reference to Exhibit (p)(1) to Post-Effective Amendment No. 106 to the Registration Statement as filed on December 30, 2009.

	(2)	Amended Code of Ethics of ABN AMRO Funds (currently known as Aston Funds) is incorporated herein by reference to Exhibit (p)(2) to Post-Effective Amendment No. 58 to the Registration Statement filed on June 5, 2005.

	(3)	Amended MFS Investment Management Code of Ethics is incorporated herein by reference to Exhibit (p)(3) to Post-Effective Amendment No. 106 to the Registration Statement as filed on December 30, 2009.

	(4)	Code of Ethics of Fortis Investment Management USA, Inc. is incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 100 to the Registration Statement as filed on December 30, 2008.

	(5)	Amended Code of Ethics of Optimum Investment Advisors is incorporated herein by reference to Exhibit (p)(11) of Post-Effective Amendment No. 55 to the Registration Statement as filed on December 29, 2004.

	(6)	Amended Code of Ethics of River Road Asset Management, LLC is incorporated herein by reference to Exhibit (p)(6) to Post-Effective Amendment No. 106 to the Registration Statement as filed on December 30, 2009.

	(7)	Amended Code of Ethics of Aston Asset Management LLC is incorporated herein by reference to Exhibit (p)(7) to Post-Effective Amendment No.100 to the Registration Statement as filed on December 30, 2008.

	(8)	Amended Code of Ethics of Taplin, Canida & Habacht, Inc. is incorporated herein by reference to Exhibit (p)(8) to Post-Effective Amendment No. 106 to the Registration Statement as filed on December 30, 2009.

	(9)	Code of Ethics of Neptune Investment Management Limited is incorporated herein by reference to Exhibit (p)(12) of Post-Effective Amendment No. 84 to the Registration Statement as filed on July 31, 2007.

	(10)	Code of Ethics of Cardinal Capital Management, L.L.C. is incorporated herein by reference to Exhibit (p)(14) of Post-Effective Amendment No. 89 to the Registration Statement as filed on October 31, 2007.

	(11)	Code of Ethics of Baring International Investment Limited incorporated herein by reference to Exhibit (p)(17) of Post-Effective Amendment No. 89 to the Registration Statement as filed on October 31, 2007.

(12)	Code of Ethics of New Century Capital Management, LLC is incorporated herein by reference to Exhibit (p)(18) of Post-Effective Amendment No. 91 to the Registration Statement as filed on December 31, 2007.

(13)	Code of Ethics of Smart Portfolios, LLC is incorporated herein by reference to Exhibit (p)(19) of Post-Effective Amendment No. 91 to the Registration Statement as filed on December 31, 2007.

(14)	Code of Ethics of M.D. Sass Investors Services, Inc. is incorporated herein by reference to Exhibit (p)(14) to Post-Effective Amendment No. 106 to the Registration Statement as filed on December 30, 2009.

(15)	Amended Code of Ethics of TAMRO Capital Partners, LLC is incorporated herein by reference to Exhibit (p)(15) to Post-Effective Amendment No. 106 to the Registration Statement as filed on December 30, 2009.

(16)	Amended Code of Ethics and Standards of Practice of Montag & Caldwell, Inc. is incorporated herein by reference to Exhibit (p)(16) of Post-Effective Amendment No. 100 to the Registration Statement as filed on December 30, 2008.

(17)	Code of Ethics of Lake Partners, Inc. is incorporated herein by reference to Exhibit (p)(17) of Post-Effective Amendment No. 103 to the Registration Statement as filed on March 30, 2009.

(18)	Code of Ethics of Fasciano Associates, LLC is incorporated herein by reference to Exhibit (p)(18) to Post-Effective Amendment No. 105 to the Registration Statement as filed on December 18, 2009.

(19)	Code of Ethics of Atlanta Life Investment Advisors, LLC is to be filed by amendment.

ITEM 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

None.

ITEM 30.	INDEMNIFICATION.

Section 10.2 of the Registrant’s Trust Instrument provides as follows:

10.2 Indemnification. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 10.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

The Trust shall indemnify officers, and shall have the power to indemnify representatives and employees of the Trust, to the same extent that Trustees are entitled to indemnification pursuant to this Section 10.2.

Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Section 10.3 of the Registrant’s Trust Instrument, also provides for the indemnification of shareholders of the Registrant. Section 10.3 states as follows:

10.3 Shareholders. In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

In addition, the Registrant currently has a trustees’ and officers’ liability policy covering certain types of errors and omissions.

ITEM 31.	BUSINESS AND OTHER CONNECTIONS OF ADVISERS.

A. ASTON ASSET MANAGEMENT LLC

Aston Asset Management LLC (“Aston”) is a registered investment adviser providing investment management services to the Registrant.

The directors and officers of Aston are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of Aston during the past two years is incorporated by reference to Form ADV filed by Aston pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-66837).

FORMER POSITION WITH ABN AMRO ASSET MANAGEMENT, INC.

Name	Principal Occupation
Stuart D. Bilton	Chairman and Chief Executive Officer Director
Kenneth C. Anderson	President Executive Vice President and Managing Director
Gerald F. Dillenburg	Senior Managing Director
Michael Mayhew	Managing Director

ITEM 32.	PRINCIPAL UNDERWRITER.

(a) PFPC Distributors, Inc. (the “Distributor”), acts as distributor for Aston Funds pursuant to a Distribution Agreement dated September 27, 2001, as amended.

The Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the FINRA. As of July 14, 2009, the Distributor acted as principal underwriter for the following investment companies:

AFBA 5 Star Funds, Inc.

Aston Funds

Atlantic Whitehall Funds Trust

BHR Institutional Funds

CRM Mutual Fund Trust

E.I.I. Realty Securities Trust

Fairholme Funds Inc.

FundVantage Trust

GuideStone Funds

Highland Floating Rate Fund

Highland Floating Rate Advantage Fund

Highland Funds I

Industry Leaders Fund

Kalmar Pooled Investment Trust

Matthews International Funds dba Matthews Asian Funds

The Metropolitan West Funds

The Motley Fool Funds Trust

New Alternatives Fund

Old Westbury Funds

The RBB Fund, Inc.

Stratton Multi-Cap Fund

Stratton Monthly Dividend REIT Shares, Inc.

The Stratton Funds, Inc.

The Torray Fund

(b) The information required by this Item 27(b) with respect to each director, officer, or partner of PFPC Distributors, Inc. is incorporated by reference to Schedule A of Form BD filed by PFPC Distributors, Inc. with the Securities and Exchange Commission pursuant to the Securities Act of 1934.

(c) Not applicable

ITEM 33.	LOCATION OF ACCOUNTS AND RECORDS.

All records described in Section 31(a) of the 1940 Act and the rules promulgated thereunder, are maintained at the following locations:

Advisers

Aston Asset Management LLC, 120 N. LaSalle Street, 25th Floor, Chicago, Illinois 60602

Subadvisers

Fortis Investment Management USA, Inc. 75 State Street, Boston, Massachusetts 02109

Optimum Investment Advisors LLC, 100 South Wacker Drive, Chicago, IL 60606

MFS Institutional Advisors Inc., 500 Boylston Street, Boston, Massachusetts 02116

Montag & Caldwell, Inc. 3455 Peachtree Road, N.E., Suite 1200 Atlanta, GA 30326

Todd-Veredus Asset Management LLC, National City Tower, 101 South Fifth Street, Suite 3100, Louisville, KY 40202

TAMRO Capital Partners, LLC, 1660 Duke Street, Alexandria, VA 22314

River Road Asset Management, LLC, Meidinger Tower, Suite 1600, 462 South Fourth Street, Louisville, Kentucky 40202

Taplin, Canida & Habacht, LLC, 1001 Brickell Bay Dr., Suite 2100, Miami, FL 33131

Neptune Investment Management Limited, 1 Hammersmith Grove, London W6 ONB

Cardinal Capital Management, L.L.C., One Greenwich Office Park, Greenwich, CT 06831

Baring International Investment Limited, 155 Bishopsgate, London, England EC2M 3XY.

New Century Capital Management, LLC, 36 South Washington Street, Hinsdale, Illinois 60521.

Smart Portfolios, LLC, 17865 Ballinger Way NE, Lake Forest Park, Washington 98155.

M.D. Sass Investors Services, Inc., 1185 Avenue of the Americas, 18th Floor, New York, New York 10036.

Lake Partners, Inc., 24 Field Point Road, Greenwich, Connecticut 06830.

Fasciano Associates, LLC, 737 North Michigan Avenue, Suite 2210, Chicago, Illinois 60611.

Atlanta Life Investment Advisors, LLC, 100 Auburn Avenue, Suite 300, Atlanta, Georgia 30303.

Custodian

PFPC Trust Company, 8800 Tinicum Boulevard, Philadelphia, PA, 19153

Sub-Administrator and Transfer, Redemption, Dividend Disbursing and Accounting Agent

PNC Global Investment Servicing (U.S.) Inc., 4400 Computer Drive, Westborough, MA 01581 and 99 High Street, Boston, MA 02110

Distributor

PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406

ITEM 34.	MANAGEMENT SERVICES.

Not Applicable.

ITEM 35.	UNDERTAKINGS.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Aston Funds, has duly caused this post-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Chicago, the State of Illinois on the 1st day of March, 2010.

ASTON FUNDS (formerly known as ABN AMRO Funds)

By:	/s/ Kenneth C. Anderson
Kenneth C. Anderson, President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement of Aston Funds has been signed below by the following persons in the following capacity and on the 1st day of March, 2010.

Signature	Capacity

Stuart D. Bilton* Stuart D. Bilton	Chairman, Board of Trustees

Gregory T. Mutz* Gregory T. Mutz	Trustee

Leonard F. Amari* Leonard F. Amari	Trustee

Robert B. Scherer* Robert B. Scherer	Trustee

Denis Springer* Denis Springer	Trustee

/s/ Kenneth C. Anderson Kenneth C. Anderson	President (Chief Executive Officer)	March 1, 2010

/s/ Gerald F. Dillenburg Gerald F. Dillenburg	Secretary, Treasurer and Senior Vice President (Chief Financial Officer, Chief Operating Officer and Chief Compliance Officer)	March 1, 2010

/s/ Gerald F. Dillenburg Gerald F. Dillenburg	Attorney-in-Fact	March 1, 2010

*	Signed by Gerald F. Dillenburg pursuant to a Power of Attorney previously filed as Exhibit (o)(1) of Post-Effective Amendment No. 76 to the Registration Statement filed on December 22, 2006.